Long-Term Investments - Summary of Equity and Cost Method Investments (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investments [Line Items]
Long term Investments		¥ 1,514,042	$ 216,505	¥ 825,533
58 Daojia Ltd [Member]
Investments [Line Items]
Equity securities	[1]	300,000		300,000
Hangzhou Faceunity Technology Limited [Member]
Investments [Line Items]
Equity securities	[1]	70,000		70,000
Sichuan INMO Technology Co., Ltd. [Member]
Investments [Line Items]
Equity securities	[1]	55,343		55,343
Other Equity Securities [Member]
Investments [Line Items]
Equity securities	[2]	69,931		36,496
AEZ Capital Feeder Fund [Member]
Investments [Line Items]
Fair value option investment	[3]	196,517		190,111
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Equity method investments	[4]	26,169		30,204
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Equity method investments	[5]	26,383		47,144
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Equity method investments	[6]	28,246		31,386
Other Equity Method Investments [Member]
Investments [Line Items]
Equity method investments	[2]	77,108		¥ 64,849
third-party online brokerage company
Investments [Line Items]
Long-term investment in a third-party online brokerage company	[7]	¥ 664,345

[1]	The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million. The transaction was completed in April 2021. On March 31, 2022, the Group entered into a share purchase agreement with Sichuan INMO Technology Co., Ltd. for a consideration of RMB55,343. The transaction was completed in April 2022. As the investments were neither debt security nor in-substance common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There have been no orderly transactions for the identical or a similar investment of the same issuer noted during the years ended December 31, 2024 and 2025. There have been no impairment indicators identified as of December 31, 2024 and 2025.
[2]	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.
[3]	In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB81,560 and RMB15,855 was recognized during the year ended December 31, 2024 and 2025.
[4]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2024 and 2025. The Group recognized its share of partnership loss in Jingwei of RMB (24,227), RMB (18,483) and RMB (2,382) during the years ended December 31, 2023, 2024 and 2025, respectively. The Group received distribution from Jingwei of RMB718, RMB nil and RMB1,653 during the year ended December 31, 2023, 2024 and 2025, respectively.
[5]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB356, RMB (24) and RMB (20,761) for the years ended December 31, 2023, 2024 and 2025, respectively.
[6]	On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000. The Group recognized its share of partnership loss in Tianfu of RMB (1,531), RMB (769) and RMB (2,851) during the years ended December 31, 2023, 2024 and 2025, respectively. The Group received distribution from Tianfu of RMB1,927 and RMB289 during the year ended December 31, 2024 and 2025, respectively.
[7]	In April and September 2025, the Group entered into convertible note (the “Convertible Notes”) subscription agreements with a third-party online brokerage company, pursuant to which the investee issued up to USD95,000 of the Convertible Notes to the Group at a 3-month Secured Overnight Financing Rate as determined in accordance with the terms of the agreement plus 100 basic points per annum. Among the consideration of USD95,000, USD46,990 were reclassed from corporate lending receivable pursuant to subsequent agreements with the borrower to change these loans to Convertible Notes. The Convertible Notes is due and payable in 18 to 36 months from issuance. The Group has the right to convert the Convertible Notes into preferred shares on or prior to the maturity date at the conversion price stipulated in the subscription agreement. The Group accounts for the investment as available-for-sale investments.